Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 26,800	¥ 33,733
Payables under securities lending transactions	843	1,017
Obligations to return securities received as collateral	6,582	4,806
Total	34,225	39,556
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	7,754	10,687
Payables under securities lending transactions	104	38
Obligations to return securities received as collateral	4,022	2,241
Total	11,880	12,966
Foreign Government and Official Institution Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	13,914	17,326
Payables under securities lending transactions	17	57
Obligations to return securities received as collateral	738	873
Total	14,669	18,256
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	702	784
Payables under securities lending transactions	1
Obligations to return securities received as collateral	214	183
Total	917	967
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,729	4,248
Obligations to return securities received as collateral		10
Total	3,729	4,258
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	218	157
Obligations to return securities received as collateral	5	2
Total	223	159
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	462	506
Payables under securities lending transactions	721	914
Obligations to return securities received as collateral	1,603	1,497
Total	2,786	2,917
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	21	25
Payables under securities lending transactions		8
Total	¥ 21	¥ 33